Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Feb. 01, 2020	Nov. 01, 2019	Oct. 31, 2019	Apr. 30, 2019	Feb. 01, 2019	Nov. 01, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 73,836			$ 48,894
Derivative liabilities	72,990			$ 50,051
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	300	$ 600	$ 600		$ 600	$ 500	$ 500
Derivative liabilities	$ 1,000	$ 1,700	$ 1,600		$ 1,500	$ 1,300	$ 1,200